ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                       ORGANIZATION AND PRINCIPAL ACTIVITIES

AutoNavi Holdings Limited. (“AutoNavi” or the “Company”) was incorporated in the Cayman Islands on June 2, 2006. The Company, its subsidiaries, its consolidated variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively the “Group”) are primarily engaged in providing digital map content, navigation and location-based solutions in the People’s Republic of China (“PRC”).

As of December 31, 2012, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries were as follows:

	Later of acquisition/ incorporation	Place of establishment/ incorporation	Percentage of economic ownership
Subsidiaries:
AutoNavi International Co., Ltd (“AutoNavi BVI”)	August 9, 2006	BVI	100%
AutoNavi Investment Ltd. (“AutoNavi Investment”)	January 22, 2008	BVI	100%
AutoNavi Asia Ltd. (“AutoNavi Asia”)	January 30, 2008	Hong Kong	100%
AutoNavi Japan Ltd. (“AutoNavi Japan”)	March 19, 2009	Japan	100%
AutoNavi Information Technology Co., Ltd. (“AutoNavi Technology”)	August 24, 2006	PRC	100%
Shanghai eTag Information Technology Co., Ltd (“Etag”)	March 24, 2011	PRC	100%

VIEs:
AutoNavi Software Co., Ltd (“AutoNavi Software”)	April 26, 2002	PRC	100%
Beijing MapABC Technology Co., Ltd (“MapABC Technology”)	September 28, 2006	PRC	100%

VIE’s subsidiaries:
Beijing ADF Navigation Technology Co., Ltd. (“ADF Navigation”)	September 28, 2002	PRC	61.91%
Beijing PDAger Technology Development Co., Ltd (“PDAger”)	March 10, 2011	PRC	100%
Beijing Zhongke Puhui Technology Development Co., Ltd. (“ZKPH”)	June 28, 2006	PRC	75%
Beijing Xingtiandi Information Technology Co., Ltd. (“Xingtiandi Technology”)	December 31, 2006	PRC	100%
Xiamen AutoNavi Software Co., Ltd. (“AutoNavi Xiamen”)	June 30, 2007	PRC	100%
Beijing Yadao Xingkong Advertising Co., Ltd. (“Yadao Ads”)	November 30, 2007	PRC	70%
Beijing Yadao Media & Culture Development Co., Ltd. (“Yadao Media”)	November 30, 2007	PRC	70%

In September 2002, AutoNavi Software established ADF Navigation primarily with several major in-dash navigation system manufacturers to develop digital map data for the Chinese market for in-dash navigation systems in automobiles.

In September 2006, the Company, through AutoNavi Technology, entered into a series of contractual agreements as described below with AutoNavi Software and MapABC Technology whereby AutoNavi Software and MapABC Technology became the 100% consolidated VIE of the Company. AutoNavi Software provides automotive navigation solutions, mobile and internet location-based solutions and 3-D modeling applications. MapABC Technology is a leading internet and wireless based map application solution provider in China.

In December 2006, the Company, through AutoNavi Software, acquired 100% of the equity interest of Xingtiandi Technology, which holds a Class A qualification certificate for aerial photogrammetry granted by the State Bureau of Surveying and Mapping, and commenced the aerial photogrammetry business, with its principle customers being government and government agencies.

In June 2007, the Company, through AutoNavi Software, acquired 100% of the equity interest of AutoNavi Xiamen, a software developer specialized in navigation engine software development for personal navigation devices.

On March 10, 2011, the Group, through AutoNavi Software, acquired PDAger as set out in Note 3, which provides mobile location based services in China.

On March 24, 2011, the Company, through AutoNavi Technology, acquired 100% equity interest in Etag as discussed in Note 3, which is a software developer specialized in mobile location based application software utilized in personal navigation systems.

In August 2012, the Company sold all its equity interest in XuanCai, which was acquired in January 2008, to a third party. There was no material business operation in XuanCai and accordingly this disposal was not separately reported as discontinued operation.

In August 2012, Yadao Media, which was acquired in November 2007, filed a petition for liquidation and the related legal procedure is in progress. The liquidation will not be reported as discontinued operation as there is no material business operation in Yadao Media.

The VIE arrangements

Applicable PRC laws and regulations prohibit foreign investors from (i) holding a majority equity interest in PRC surveying and mapping companies, (ii) holding equity interest in PRC companies engaging in the production of digital navigation maps and aerial photogrammetry, and (iii) holding a majority equity interest in PRC companies providing internet content or other value-added telecommunication services or internet map services. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC law. Accordingly, AutoNavi Technology, the Company’s wholly owned subsidiary in PRC, as a foreign-invested company, is currently ineligible to engage in the aforementioned business in the PRC.

The Company therefore conducts substantially all of its activities through the VIEs, AutoNavi Software and MapABC Technology, and their subsidiaries in the PRC. To provide the Company with the power to control and the ability to receive the majority of the expected residual returns of the VIEs and their subsidiaries, AutoNavi Technology entered into a series of contractual arrangements with AutoNavi Software and MapABC Technology in September 2006.

•                  Agreements that transfer economic benefits to AutoNavi Technology

Exclusive Technology Consulting and Service Agreements. Pursuant to the exclusive technology consulting and service             agreements between AutoNavi Technology and the VIEs, AutoNavi Technology has the exclusive right to provide to the VIEs technology consulting and services related to GIS systems, GPS systems, remote sensing technology, digital map, in-dash navigation, portable navigation, internet and mobile location-based services, and certain other business areas. AutoNavi Technology is entitled to charge the VIEs an annual service fees and adjust the service fee rate from time to time according to the amount of services it has provided to the VIEs, which are determined at AutoNavi Technology’s sole discretion. There is no limit on the amount of services AutoNavi Technology can potentially provide to the VIEs. Since the senior management teams of VIEs and those of AutoNavi Technology are all assigned by the Company, the agreement effectively entitles AutoNavi Technology to charge the VIEs service fees that amount to substantially all of the net income of VIEs. The term of this agreement will expire on September 27, 2016 and may be extended only with AutoNavi Technology’s written confirmation prior to the expiration date. AutoNavi Technology may terminate the agreement at any time by providing 30 days’ prior written notice to VIEs.

Patent, Know-how and Domain Name License Agreements. Pursuant to these agreements, AutoNavi Technology grants the VIEs a non-exclusive, non-assignable and non-transferable right to use AutoNavi Technology’s patents, know-how and domain names. The VIEs can only use the patents, know-how and domain names to conduct business according to their authorized business scope. The annual license fee is RMB50,000 for each patent, RMB10,000 for each domain name and RMB50,000 for all the know-how. AutoNavi Technology may waive the license fees at its own discretion. AutoNavi Technology owns the rights to any new technology developed due to implementation of the contract and utilization of AutoNavi Technology’s patents and know-how. These agreements have ten-year terms, which will expire on September 27, 2016. In the case of the patent and domain name, the license agreements may expire at the expiration date of the patent and domain name, respectively, if it is less than ten years from the date of the agreement. In addition, with AutoNavi Technology’s written confirmation prior to the expiration of the term, all the license agreements can be extended for one year from time to time.

Equity Pledge Agreements. Pursuant to the equity pledge agreements between AutoNavi Technology and the shareholders of the VIEs, the shareholders of the VIEs pledge all of their equity interests in the VIEs to AutoNavi Technology to guarantee the VIEs’ performance of their obligations under the exclusive technology consulting and service agreements, patent, know-how and domain name license agreements. If the VIEs breach their contractual obligations under those agreements, AutoNavi Technology, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The shareholders of the VIEs agree that, without prior written consent of AutoNavi Technology, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice AutoNavi Technology’s interest. During the term of the equity pledge agreements, AutoNavi Technology is entitled to receive all the dividends paid on the pledged equity interests. The equity pledge agreement will expire when the VIEs has fully performed their obligations under the exclusive technology consulting and service agreement and patent, know-how and domain name license agreements.

•                          Agreements that provide AutoNavi Technology effective control over the VIEs

Operating Agreements. Pursuant to the operating agreements among AutoNavi Technology, the VIEs and the shareholders of the VIEs, the VIEs must designate the candidates nominated by AutoNavi Technology to be the directors on their board of directors, and must appoint the persons recommended by AutoNavi Technology to be their president, financial controller and other senior executives. The VIEs also agree to accept the policies and guidance provided by AutoNavi Technology from time to time relating to employment, termination, operations and financial management. In addition, the VIEs agree that they will not engage in any transactions that could materially affect their assets, liabilities, rights or operations without the prior consent of AutoNavi Technology. Subject to the VIEs’ compliance with the terms of these agreements, AutoNavi Technology may guarantee the VIEs’ performances under any agreements or arrangements relating to their business operations with any third party. The term of the agreements will expire on September 27, 2016 and may be extended with AutoNavi Technology’s written confirmation prior to the expiration date. The term of the extension will be determined by AutoNavi Technology in its written confirmation. AutoNavi Technology may terminate the agreements at any time by providing 30 days’ advance written notice to the VIEs and to each of their shareholders. Neither the VIEs nor any of their shareholders may terminate the agreements prior to the expiration date.

Power of attorney. The nominee shareholders of the VIEs each executed an irrevocable power of attorney appointing Mr.Congwu Cheng, CEO of AutoNavi Technology, or any person subsequently designated by AutoNavi Technology as their attorney-in-fact to vote on their behalf on all matters of the VIEs requiring shareholder approval under PRC laws and regulations and the articles of association of the VIEs. Power of attorney will remain in force until the earlier of the following events: (1) if the shareholder is instructed by AutoNavi Technology to designate another PRC citizen to be his attorney-in-fact because Mr. Cheng no longer holds any position with AutoNavi Technology, and (2) the operating agreement among AutoNavi Technology, the VIEs and the shareholders of the VIEs is terminated.

The articles of association of the VIEs state that the major rights of the shareholders include the power to review and approve the annual budget, operating strategy and investment plan, elect the members of board of directors and approve their compensation plan.  Therefore, through the irrevocable power of attorney arrangement, AutoNavi Technology has the ability to exercise effective control over the VIEs as described in operating agreements through shareholder votes and, through such votes, to also control the composition of the board of directors and thus appoint the senior management of the VIEs.

Exclusive Purchase Option Agreements. Pursuant to the exclusive purchase option agreements among AutoNavi Technology, the VIEs and the shareholders of the VIEs, the VIEs’ shareholders irrevocably grant AutoNavi Technology an exclusive option to purchase, or cause a person designated by it to purchase, to the extent permitted under PRC law, all or part of the equity interests in the VIEs. The purchase price would be the legally allowed minimum amount. AutoNavi Technology has sole discretion to decide when to exercise the option, whether in part or in full. The term of the agreement will expire on September 27, 2016 and can be extended for additional ten years at AutoNavi Technology’s discretion. Through the exclusive purchase option agreements, each of VIEs’ shareholders irrevocably granted AutoNavi Technology an exclusive right to acquire, at any time, for its own account or through one or more PRC individuals or entities as nominee shareholders of its choice to replace the existing shareholders of AutoNavi Technology, which constitutes a substantive kick-out right that is exercisable and enforceable under current PRC laws and regulations. This kick-out right reinforces AutoNavi Technology’s ability to direct the activities that most significantly impact the VIEs’ economic performance.

As a result of these contractual arrangements, the Company, through its wholly owned subsidiary, AutoNavi Technology, has (1) the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance and (2) the right to receive benefits from the VIEs. Consequently, AutoNavi Technology, ultimately the Company, is the primary beneficiary of the VIEs and the Company has consolidated the financial results of the VIEs and their subsidiaries in its consolidated financial statements since the later of the date of inception or acquisition.

In concluding that the Company is the primary beneficiary of the VIEs, the Company believes that the powers of attorney are valid, binding and enforceable under existing PRC laws and regulations and enable the Company, through AutoNavi Technology, to vote on all matters requiring shareholder approval for the VIEs. In addition, the Company believes that the exclusive purchase option agreements provide the Company, through AutoNavi Technology, with a substantive kick-out right. More specifically, the terms of the exclusive purchase option agreements are exercisable and enforceable under current PRC laws and regulations, and the minimum amount of consideration permitted by the applicable PRC law to exercise the purchase option does not represent a financial barrier or disincentive for the Company, through AutoNavi Technology, to exercise the purchase option. The Company’s rights under the powers of attorney and the exclusive purchase option agreements provide the Company with control over the shareholders of the VIEs and thus provide the Company with the power to direct the activities that most significantly impact VIEs’ economic performance. The Company believes that this ability to exercise control together with the equity pledge agreements ensure that the VIEs will continue to execute and renew the exclusive technology consulting and service agreements, patent, know-how and domain name license agreements and pay related service and license fees to AutoNavi Technology and accordingly the Company, through its wholly owned subsidiary, AutoNavi Technology, has the rights to receive the economic benefits from the VIEs.

Risks in relation to the VIE structure

The shareholders of the VIEs are also beneficial owners or directors of the Company. Their interests as beneficial owners of the VIEs may differ from the interests of the Company as a whole. The Company cannot be certain that if conflicts of interest arise, these parties will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as beneficial owners of the VIEs, on the one hand, and as beneficial owners of the Company, on the other hand. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the exclusive purchase option agreements provide the Company with a mechanism to remove them as shareholders of the VIEs should they act to the detriment of the Company. If any conflict of interest or dispute between the Company and the shareholders of the VIEs arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The Company’s ability to control the VIEs depends on the powers of attorney that enable AutoNavi Technology to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

The Company believes that AutoNavi Technology’s contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations. Accordingly if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion to deal with such violations, including:

•                  revoking the business and operating licenses and surveying and mapping qualification certificates of AutoNavi Technology and the VIEs;

•                  discontinuing or restricting AutoNavi Technology’s and the VIEs’ operations;

•                  imposing fines, confiscating the income from AutoNavi Technology and the VIEs’ operations, or imposing conditions or other requirements with which the Company or AutoNavi Technology or the VIEs may not be able to comply; and

•                  requiring the Company or AutoNavi Technology and the VIEs to restructure the relevant ownership structure or operations.

The imposition of any of these penalties may result in a material adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs and their subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs.

The following consolidated financial information of the Group’s VIEs and their subsidiaries was included in the accompanying consolidated financial statements before the elimination of the inter-company transactions and balances between VIEs and their subsidiaries as a group and the Company and its subsidiaries as of and for the years ended:

	As of December 31,
	2011	2012
Total Current assets	96,825	138,688
Total assets	144,986	187,101
Total equity attributable to AutoNavi Holdings Limited shareholders	97,612	125,762

	For the year ended December 31,
	2010	2011	2012
Net revenues	82,188	114,054	134,498
Net income	22,369	29,826	26,719
Net cash provided by operating activities	10,074	40,413	36,792
Net cash used in investing activities	(1,845)	(6,597)	(33,687)
Net cash used in financing activities	—	(468)	(824)

The assets of the consolidated VIEs are not collateralized for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. No creditors (or beneficial interest holders) of the VIEs have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.